UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Investors Florida Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Florida 87.2%
Brevard County, FL, Health Care Facilities Authority Revenue, Health First, Inc. Project, 3.99% *, 8/1/2014, SunTrust Bank (a)	640,000	640,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 4.0% *, 8/1/2034, Bank One NA (a)	1,845,000	1,845,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.91% *, 10/15/2032	1,700,000	1,700,000

Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.98% *, 3/1/2040 (b)	1,400,000	1,400,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 4.02% *, 12/1/2020, Wachovia Bank NA (a)	1,705,000	1,705,000
Florida, State Turnkpike Authority Revenue, Series R-4041, 144A, 3.95% *, 7/1/2020 (b)	700,000	700,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 4.0% *, 7/1/2016 (b)	400,000	400,000
Jacksonville, FL, Economic Development Community, Health Care Facilities Revenue, 3.99% *, 10/1/2015, SunTrust Bank (a)	1,000,000	1,000,000
Jacksonville, FL, Electric Systems Authority Revenue, Series B, 4.0% *, 10/1/2030	700,000	700,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.99% *, 8/15/2033, Bank of America NA (a)	350,000	350,000
Jacksonville, FL, Housing Finance Authority, Multi-Family Revenue, St. Augustine Apartments, 3.91% *, 7/15/2033	1,000,000	1,000,000
Jacksonville, FL, Industrial Development Revenue, Airport Hotel Project, 3.94% *, 7/1/2013, Northern Trust Co. (a)	800,000	800,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.98% *, 10/1/2029 (b)	700,000	700,000
Lehman Municipal Trust Receipts, Florida Housing Finance, Series 06-K49-D, AMT, 144A, 4.11% *, 7/1/2026	1,000,000	1,000,000
Miami-Dade County, FL, General Obligation, Series R-387, 144A, 3.96% *, 7/1/2028 (b)	695,000	695,000
Miami-Dade County, FL, Housing Finance Authority, Multi-Family Revenue, Series PT-3679, AMT, 144A, 4.02% *, 10/1/2042	905,000	905,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.99% *, 9/1/2035, KeyBank NA (a)	2,025,000	2,025,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series E, AMT, 3.99%*, 3/1/2035, Bank of America NA (a)	595,000	595,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun Key Apartments, Series A, 3.92% *, 12/1/2022	200,000	200,000
Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 3.86% *, 10/1/2017	1,100,000	1,100,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 3.94% *, 3/1/2034, Northern Trust Co. (a)	665,000	665,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.94% *, 11/1/2036, Northern Trust Company (a)	400,000	400,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 3.93% *, 3/1/2030, Northern Trust Company (a)	1,000,000	1,000,000
Pasco County, FL, School Board Certificates of Participation, 3.91% *, 8/1/2026 (b)	250,000	250,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, Inc., 3.99% *, 7/1/2034, SunTrust Bank (a)	660,000	660,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 4.0% *, 12/1/2015 (b)	400,000	400,000
Santa Rosa County, FL, Health Facilities Authority Revenue, Baptist Hospital, Inc., 3.9% *, 10/1/2021, Bank of America NA (a)	190,000	190,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.93% *, 7/1/2035, Bank of America NA (a)	700,000	700,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.92% *, 12/1/2023, Bank One America NA (a)	500,000	500,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.97% *, 4/1/2013 (b)	465,000	465,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.93% *, 11/1/2034, Allied Irish Bank PLC (a)	3,400,000	3,400,000
St. John's County, FL, School Board Certificates of Participation, Series PT-3587, 144A, 3.95% *, 7/1/2021 (b)	800,000	800,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.92% *, 8/1/2022, SunTrust Bank (a)	765,000	765,000
West Palm Beach, FL, Utilities Systems Revenue, 3.88% *, 10/1/2029 (b)	1,700,000	1,700,000

		31,355,000
Alaska 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2006-9, 144A, 3.96% *, 10/1/2014 (b)	200,000	200,000

Indiana 0.8%
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.97% *, 5/1/2025, LaSalle National Bank (a)	275,000	275,000
Michigan 0.5%
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 4.03% *, 3/1/2030, National City Bank (a)	170,000	170,000
New Jersey 1.7%
New Jersey, Economic Development Authority Revenue, Paddock Realty LLC Project, AMT, 4.11% *, 5/1/2031, Wells Fargo Bank NA (a)	600,000	600,000
Ohio 0.5%
Lorain, OH, Port Development Authority Revenue, Spitzer Project, AMT, 4.2% *, 12/1/2019, National City Bank (a)	185,000	185,000
Puerto Rico 8.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.92% *, 10/1/2008	225,000	225,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.9% *, 7/1/2020 (b)	2,000,000	2,000,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.96% *, 12/1/2030	800,000	800,000

		3,025,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 35,810,000)	99.6	35,810,000
Other Assets and Liabilities, Net	0.4	146,390

Net Assets	100.0	35,956,390

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	4.9
Financial Guaranty Insurance Company	8.0
Financial Security Assurance	5.8
Municipal Bond Investors Assurance	8.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Florida Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Florida Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007